Employee Benefit Plans and Similar Obligations - Summary of Share Based Compensation Plan (Plan 2014-2017) (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Plan 2014-17 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Remaining life of plan	7 months	7 months